S000025839 [Member] Investment Objectives and Goals - AMG Renaissance Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Renaissance Large Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AMG Renaissance Large Cap Growth Fund's (the “Fund”) investment objective is to provide investors with long-term capital appreciation.